Net Loss Per Share Attributable to Ordinary Shareholders - Computation of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (52,527)	$ (57,457)	$ (71,728)
Denominator:
Weighted average ordinary shares used in net loss per share attributable to ordinary shareholders — basic and diluted	682,388,906	556,169,255	375,669,759
Net loss per share attributable to ordinary shareholders — basic and diluted	$ (0.08)	$ (0.10)	$ (0.19)